Note 1 - Summary of Significant Accounting Policies: Organization (Policies)	3 Months Ended
Sep. 30, 2012
Organization:
Organization

Organization

SW China Imports, Inc. (“Company” or “SW China Imports”) is a development stage company with minimal operations.  SW China Imports was incorporated under the laws of the State of Nevada on February 23, 2011.  The Company’s business plan calls for the Company to import high-end handmade lace wigs and hairpieces, as well as other beauty supplies and products, manufactured in China and South Korea into the United States.  SW China Imports intends to sell these products in bulk to beauty supply stores, hair salons, and independent hair stylists.  SW China Imports also intends to sell its products directly to the retail consumer via the Internet.